Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2015
Noncontrolling Interest [Abstract]
Net Earnings (Loss) Attributable to Noncontrolling Interests
Net loss attributable to non-controlling interests consists of the following:

	2015	2014
Net earnings attributable to Class B partnership units of Wind Portfolio SponsorCo (i)	$—	$3,484
Net loss attributable to Class A partnership units (ii)	(33,942)	(27,199)
Other net earnings attributable to non-controlling interests	1,966	1,529
Total net loss attributable to non-controlling interests	$(31,976)	$(22,186)

(i)
On March 31, 2014, the Company acquired the remaining Class B partnership units of Wind Portfolio SponsorCo from the non-controlling interest holder. As a result of the transaction, the Company now owns 100% of Wind Portfolio SponsorCo’s Class B partnership units (note 3(h)).

(ii)
The non-controlling Class A membership equity investors (“Class A partnership units”) in the Senate, Minonk and Sandy Ridge wind facilities and, beginning December 31, 2014, the Bakersfield Solar facility are entitled to allocations of earnings, tax attributes and cash flows in accordance with contractual agreements. The share of earnings attributable to the non-controlling interest holders in these subsidiaries is calculated using the HLBV method of accounting as described in note 1(q).